General and administrative	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
General and administrative

16. General and administrative

Components of general and administrative expenses for the year ended December 31, 2020 and 2019 were as follows:

	Year ended December 31,
	2020	2019
	$	$
Professional fees	2,734,123	3,101,136
General office, insurance and administration expenditures	3,616,159	1,742,550
Consulting fees	1,775,269	1,675,258
Salaries, wages and benefits	2,656,162	1,705,696
Investor relations	541,944	2,241,275
Building and facility costs	586,926	676,798
Foreign exchange loss	(186,959)	—
	11,723,624	11,142,713

Allocated to:
Continuing operations	10,058,083	8,407,427
Discontinued operations	1,665,541	2,735,286